Property, plant and equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment, net
Property, plant and equipment, gross	$ 10,232	$ 10,538
Accumulated depreciation	(6,187)	(6,364)
Total property, plant and equipment, net	4,045	4,174
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	256	248
Accumulated depreciation	(123)	(111)
Total capital lease assets, net	133	137
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	575	586	$ 616
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	3,925	3,889
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	164	169
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	5,785	6,144
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	92	79
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 522	$ 505